Income taxes - Deferred tax assets and liabilities , property plant and equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	$ 142,341,013	$ 82,884,599
Non-capital loss carry-forward
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	98,618,164	59,623,930
Other, including stock-based compensation
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	13,607,463	13,727,524
Intangible assets
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	$ 30,115,386	$ 9,533,145